UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

             80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  6/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Fair Value
	COMMON STOCK - 83.5%
	ADVERTISING - 0.5%
2,083	Omnicom Group, Inc.	$ 148,351

	AEROSPACE / DEFENSE - 1.5%
394	HEICO Corp.	20,464
1,115	Raytheon Co. +	102,859
1,338	TransDigm Group, Inc. +	223,794
745	United Technologies Corp. +	86,010
		433,127
	AGRICULTURE - 1.0%
1,785	Archer-Daniels-Midland Co.	78,736
1,209	Lorillard, Inc.	73,713
1,845	Philip Morris International, Inc. +	155,552
		308,001
	AIRLINES - 0.9%
1,811	Delta Air Lines, Inc.	70,122
13,704	JetBlue Airways Corp. *	148,688
1,344	United Continental Holdings, Inc. *	55,198
		274,008
	APPAREL - 3.5%
3,290	Deckers Outdoor Corp. *+	284,026
2,313	Hanesbrands, Inc.	227,692
1,236	Ralph Lauren Corp.	198,613
2,976	Under Armour, Inc. *+	177,042
2,436	VF Corp. +	153,468
		1,040,841
	AUTO MANUFACTURERS - 1.9%
15,503	General Motors Co.	562,759

	AUTO PARTS & EQUIPMENT - 1.5%
855	Autoliv, Inc. +	91,126
1,756	Dorman Products, Inc. *	86,606
3,073	TRW Automotive Holdings Corp. *	275,095
		452,827
	BANKS - 2.3%
6,805	Bank of America Corp. +	104,593
2,305	Northern Trust Corp. +	148,004
2,282	Signature Bank *+	287,943
3,522	US Bancorp +	152,573
		693,113
	BEVERAGES - 0.6%
3,906	Coca-Cola Co. +	165,458

	BIOTECHNOLOGY - 1.3%
790	Amgen, Inc.	93,512
1,844	BioMarin Pharmaceutical, Inc. *+	114,715
1,430	Gilead Sciences, Inc. *+	118,561
790	Puma Biotechnology, Inc. *+	52,140
		378,928
	CHEMICALS - 3.7%
238	Albemarle Corp.	17,017
1,005	Ashland, Inc.	109,284
1,694	CF Industries Holdings, Inc.	407,458
3,385	EI du Pont de Nemours & Co. +	221,514
1,153	Praxair, Inc. +	153,165
8,214	Taminco Corp. *	191,058
		1,099,496

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares		Fair Value
	COMMERCIAL SERVICES - 6.9%
2,015	Aaron's, Inc.	$ 71,815
2,200	Advisory Board Co. *+	113,960
587	Ascent Capital Group, Inc. *	38,748
1,950	Automatic Data Processing, Inc. +	154,596
1,540	Cintas Corp.	97,852
40,111	Command Security Corp. *	72,200
4,060	Convergys Corp.	87,046
7,224	Electro Rent Corp.	120,858
6,518	ExamWorks Group, Inc. *+	206,816
2,071	FirstService Corp. +	104,772
978	H&E Equipment Services, Inc. *+	35,540
6,516	Hertz Global Holdings, Inc. *	182,643
1,425	Huron Consulting Group, Inc. *+	100,918
1,450	MasterCard, Inc. +	106,531
1,115	Moody's Corp.	97,741
1,190	Paylocity Holding Corp. *	25,740
2,306	ServiceSource International, Inc. *+	13,375
344	Stantec, Inc.	21,328
2,260	United Rentals, Inc. *	236,690
35,717	Xueda Education Group - ADR +	158,941
		2,048,110
	COMPUTERS - 6.6%
4,006	Apple, Inc.	372,278
7,628	Computer Sciences Corp.	482,090
5,493	EMC Corp. +	144,686
396	EPAM Systems, Inc. *	17,325
1,487	HIS, Inc. *+	201,741
1,050	SanDisk Corp. +	109,651
9,949	Science Applications International Corp.	439,348
3,501	VeriFone Systems, Inc. *+	128,662
1,580	FleetMatics Group PLC *+	51,097
		1,946,878
	COSMETICS / PERSONAL CARE - 0.5%
2,330	Colgate-Palmolive Co. +	158,859

	DISTRIBUTION / WHOLESALE - 0.7%
7,280	LKQ Corp. *+	194,303

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
612	Affiliated Managers Group, Inc. *	125,705
2,458	Evercore Partners, Inc.	141,679
1,910	FXCM, Inc. +	28,574
150	Portfolio Recovery Associates, Inc. *	8,929
1,335	Virtus Investment Partners, Inc. *+	282,686
680	WageWorks, Inc. *+	32,783
		620,356
	ELECTRIC - 1.6%
2,127	Dominion Resources, Inc. +	152,123
2,125	Duke Energy Corp. +	157,654
4,986	Xcel Energy, Inc. +	160,699
		470,476
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
1,200	Belden, Inc.	93,792

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares				Fair Value
	ELECTRONICS - 0.9%
509	FARO Technologies, Inc. *+			$ 25,002
3,440	Gentex Corp. +			100,069
1,627	Honeywell International, Inc. +			151,230
				276,301
	ENTERTAINMENT - 0.2%
5,001	Scientific Games Corp. *			55,611

	ENVIRONMENTAL CONTROL - 1.0%
3,039	Waste Connections, Inc. +			147,543
3,592	Waste Management, Inc. +			160,670
				308,213
	FOOD - 1.4%
1,904	Fresh Market, Inc. *+			63,727
4,351	Mondelez International, Inc. +			163,641
5,186	Tyson Foods, Inc.			194,682
				422,050
	FOREST PRODUCTS & PAPER - 0.6%
3,283	International Paper Co. +			165,693

	HEALTHCARE - PRODUCTS - 1.5%
7,140	Boston Scientific Corp. *			91,178
1,760	Hospira, Inc. *			90,411
4,438	Insulet Corp. *			176,055
3,041	Masimo Corp. *+			71,768
				429,412
	HEALTHCARE - SERVICES - 0.4%
935	Humana, Inc. +			119,418

	INSURANCE - 3.6%
7,771	American International Group, Inc.			424,141
1,691	Chubb Corp. +			155,859
1,795	Aon PLC +			161,712
6,878	Greenlight Capital Re Ltd. *+			226,561
6,668	Third Point Reinsurance Ltd. *			101,754
				1,070,027
	INTERNET - 3.9%
124	Amazon.com, Inc. *			40,273
505	Baidu, Inc. - ADR *+			94,339
1,153	Borderfree, Inc. *			19,105
1,088	Facebook, Inc. *			73,212
1,617	HomeAway, Inc. *			56,304
4,248	IAC/InterActiveCorp.			294,089
9,942	Move, Inc. *			147,042
6,458	RetailMeNot, Inc. *			171,847
1,676	SPS Commerce, Inc. *+			105,906
320	Stamps.com, Inc. *+			10,781
1,547	Textura Corp. *			36,571
1,073	VeriSign, Inc. *			52,373
330	Web.com Group, Inc. *			9,527
13,840	Zynga, Inc. *			44,426
				1,155,795
	IRON / STEEL - 0.3%
2,825	United States Steel Corp.	.	.	73,563

	LEISURE TIME - 0.9%
24,247	Black Diamond, Inc. *+			272,051

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares		Fair Value
	LODGING - 0.4%
4,971	Hilton Worldwide Holdings, Inc. *	$ 115,824

	MACHINERY - CONSTRUCTION & MINING 0.6%
655	Caterpillar, Inc.	71,179
1,628	Joy Global, Inc.	100,252
		171,431
	MACHINERY - DIVERSIFIED - 0.2%
876	Middleby Corp. *	72,463

	MEDIA - 0.4%
1,835	CBS Corp. +	114,027

	METAL FABRICATE / HARDWARE - 0.1%
1,559	Rexnord Corp.	43,886

	MISCELLANEOUS MANUFACTURING - 0.8%
5,812	General Electric Co. +	152,739
540	3M Co.	77,350
		230,089
	OIL & GAS - 2.9%
1,490	BP PLC - ADR	78,598
6,408	Chesapeake Energy Corp.	199,161
1,269	Chevron Corp. +	165,668
2,146	ConocoPhillips +	183,977
2,279	Exxon Mobil Corp. +	229,450
		856,854
	OIL & GAS SERVICES - 2.1%
1,773	Dril-Quip, Inc. *+	193,683
1,513	Geospace Technologies Corp. *	83,336
1,695	Halliburton Co. +	120,362
921	Natural Gas Services Group, Inc. *	30,448
1,549	Schlumberger Ltd. +	182,705
		610,534
	PHARMACEUTICALS - 2.3%
3,922	Abbott Laboratories +	160,410
1,565	Bristol-Myers Squibb Co. +	75,918
1,540	Johnson & Johnson +	161,115
2,664	Merck & Co., Inc. +	154,112
4,702	Pfizer, Inc. +	139,555
		691,110
	REITS - 2.9%
1,255	Equity Residential	79,065
13,685	FelCor Lodging Trust, Inc.	143,829
13,800	Gaming and Leisure Properties, Inc.	468,786
3,318	Ryman Hospitality Properties, Inc.	159,762
		851,442
	RETAIL - 6.2%
1,195	CVS Caremark Corp.	90,067
1,725	Chuy's Holdings, Inc. *	62,618
20,464	Dominion Diamond Corp. *	295,705
11,861	Francesca's Holdings Corp. *+	174,831
1,905	Home Depot, Inc. +	154,229
2,542	Kate Spade & Co. *	96,952
1,537	McDonald's Corp. +	154,837
2,150	Popeyes Louisiana Kitchen, Inc. *	93,977
1,948	Starbucks Corp.	150,736

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares		Fair Value
	RETAIL - 6.2% (continued)
5,643	Urban Outfitters, Inc. *	$ 191,072
1,142	Wal-Mart Stores, Inc.	85,730
2,742	Signet Jewelers Ltd.	303,238
		1,853,992
	SAVINGS & LOANS - 0.5%
2,269	BofI Holding, Inc. *+	166,703

	SEMICONDUCTORS - 1.6%
419	Hittite Microwave Corp.	32,661
793	IPG Photonics Corp. *+	54,558
3,360	International Rectifier Corp. *	93,744
3,158	Microchip Technology, Inc. +	154,142
1,910	QUALCOMM, Inc. +	151,272
		486,377
	SOFTWARE - 7.1%
915	Concur Technologies, Inc. *+	85,406
117	Electronic Arts, Inc. *	4,197
2,662	Envestnet, Inc. *+	130,225
1,623	IMS Health Holdings, Inc. *	41,679
7,628	inContact, Inc. *	70,101
2,205	Informatica Corp. *	78,608
14,513	Microsoft Corp.	605,192
6,892	Monotype Imaging Holdings, Inc.	194,148
2,120	Open Text Corp.	101,633
4,524	RealPage, Inc. *+	101,700
1,741	Solera Holdings, Inc. +	116,908
11,412	Take-Two Interactive Software, Inc. *	253,803
1,088	Ultimate Software Group, Inc. *+	150,329
950	Vmware, Inc. *	91,970
1,480	Check Point Software Technologies Ltd.	99,204
		2,125,103
	TELECOMMUNICATIONS - 1.9%
4,293	AT&T, Inc. +	151,800
6,735	Extreme Networks, Inc. *	29,903
2,346	InterDigital, Inc. +	112,139
17,093	ORBCOMM, Inc. *	112,643
3,173	Verizon Communications, Inc. +	155,255
		561,740
	TOYS / GAMES / HOBBIES - 0.4%
3,224	Mattel, Inc.	125,639

	TRANSPORTATION - 1.0%
758	Landstar System, Inc.	48,512
1,549	United Parcel Service, Inc. +	159,020
2,982	XPO Logistics, Inc. *	85,345
		292,877

	TOTAL COMMON STOCKS (Cost - $21,581,899)	24,807,908

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Number of
Contracts + +		Expiration	Fair Value
	PURCHASED OPTIONS - 0.0% *
	PURCHASED CALL OPTIONS - 0.0%
5.00	Evercore Partners, Inc. - Cl A @ $65.0	Sep-14	$ 363
4.00	Francescas Holdings Corp @ $17.5	Jul-14	20
7.00	Francescas Holdings Corp. @ 20.0	Jul-14	35
5.00	Francescas Holdings Corp. @ 20.0	Sep-14	70
5.00	Geospace Technologies Corp. @ 60.0	Sep-14	1,212
5.00	Geospace Technologies Corp. @ 70.0	Sep-14	363
1.00	InterDigital Communications Co. @ 42.5	Sep-14	630
4.00	Insulet Corp. @ 40.0	Sep-14	1,040
7.00	RetailMeNot @ 35.0	Oct-14	752
43.00	RetailMeNot @ 30.0	Jul-14	2,365
2.00	Ultimate Software Group, Inc. @ 150.0	Oct-14	1,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $8,935)		7,850

	PURCHASED PUT OPTIONS - 0.0%
3.00	Senomyx, Inc. @ 7.5	Oct-14	240
3.00	Twitter, Inc. @ 27.0	Sep-14	75
	TOTAL PURCHASED PUT OPTIONS (Cost - $414)		315

	TOTAL PURCHASED OPTIONS (Cost - $9,349)		8,165

Shares
	SHORT-TERM INVESTMENTS - 18.8%
	MONEY MARKET FUND - 18.8%
5,584,999	Dreyfus Cash Management - Institutional Shares - 0.03% (a) +		5,584,999
	(Cost - $5,584,999)

	TOTAL INVESTMENTS - 102.3% (Cost - $27,176,247) (b)		$ 30,401,072
	LIABILITIES LESS OTHER ASSETS - (2.3) %		(695,453)
	NET ASSETS - 100.0%		$ 29,705,619

	SECURITIES SOLD SHORT - (22.5) %
	COMMON STOCK - (19.1) %
	AIRLINES - (0.3) %
(555)	Copa Holdings SA		$ (79,126)

	APPAREL - (0.5) %
(403)	Carter's, Inc.		(27,779)
(1,142)	Gildan Activewear, Inc.		(67,241)
(403)	Vince Holding Corp. *		(14,758)
(605)	Michael Kors Holdings Ltd. *		(53,633)
			(163,411)
	AUTO MANUFACTURERS - (0.5) %
(8,464)	Ford Motor Co. .	.	(145,919)

	BANKS - (0.5) %		.
(11,962)	Fidelity Southern Corp. .	.	(155,386)

	BEVERAGES - (0.6) %		-
(1,397)	Coca-Cola Co.		(59,177)
(1,478)	Coca-Cola Enterprises, Inc.		(70,619)
(640)	PepsiCo, Inc.		(57,177)
			(186,973)
	BIOTECHNOLOGY - (0.0) %
(912)	Arena Pharmaceuticals, Inc. *		(5,344)

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares		Fair Value
	CHEMICALS - (0.5) %
(683)	Sherwin-Williams Co.	$ (141,320)

	COMMERCIAL SERVICES - (0.4) %
(7,401)	Ambow Education Holding, Ltd. - ADR *	(1,480)
(3,071)	Care.com, Inc. *	(38,879)
(685)	United Rentals, Inc. *	(71,740)
		(112,099)
	COMPUTERS - (0.1) %
(463)	NetApp, Inc.	(16,909)

	COSMETICS / PERSONAL CARE - (1.3) %	-
(20,557)	Avon Products, Inc.	(300,338)
(1,209)	Colgate-Palmolive Co.	(82,430)
		(382,768)
	DISTRIBUTION / WHOLESALE - (0.2) %
(2,430)	LKQ Corp. *	(64,857)

	DIVERSIFIED FINANCIAL SERVICES - (0.7) %
(14,841)	Calamos Asset Management, Inc.	(198,721)

	ELECTRONICS - (0.2) %
(2,126)	Imax Corp. *	(60,548)

	ENERGY - ALTERNATE SOURCES - (0.8) %
(606)	Amyris, Inc. *	(2,260)
(13,698)	Solazyme, Inc. *	(161,362)
(881)	SolarCity Corp. *	(62,199)
		(225,821)
	ENTERTAINMENT - (0.7) %
(1,240)	Madison Square Garden Co. *	(77,438)
(4,965)	Pinnacle Entertainment, Inc. *	(125,019)
		(202,457)
	FOOD - (1.5) %
(658)	Annie's, Inc. *	(22,254)
(887)	Sanderson Farms, Inc.	(86,216)
(28,483)	Senomyx, Inc. *	(246,378)
(2,284)	Sprouts Farmers Market, Inc. *	(74,732)
		(429,580)
	HEALTHCARE - PRODUCTS - (0.1) %
(1,698)	Zeltiq Aesthetics, Inc.	(25,793)

	HOME BUILDERS - (0.2) %
(1,750)	Meritage Homes Corp. *	(73,868)

	HOUSEHOLD PRODUCTS / WARES - (0.6) %
(998)	Kimberly-Clark Corp.	(110,998)
(2,044)	SodaStream International Ltd. *	(68,678)
		(179,676)
	INTERNET - (1.7) %
(1,094)	Angie's List, Inc. *	(13,062)
(2,152)	Blue Nile, Inc. *	(60,256)
(838)	Facebook, Inc. *	(56,389)
(2,697)	Pandora Media, Inc. *	(79,562)
(493)	ReachLocal, Inc. *	(3,466)
(9,082)	Rubicon Project, Inc. *	(116,613)
(4,517)	Twitter, Inc. *	(185,061)
		(514,409)

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares		Fair Value
	LEISURE TIME - (0.5) %
(1,048)	Polaris Industries, Inc.	$ (136,492)

	LODGING - (0.2) %
(1,766)	Caesars Entertainment Corp. *	(31,929)
(625)	Marriott International, Inc.	(40,063)
		(71,992)
	MEDIA - (0.2) %
(20,650)	Sirius XM Holdings, Inc. *	(71,449)

	OIL & GAS - (0.3) %
(2,180)	Cabot Oil & Gas Corp.	(74,425)

	OIL & GAS SERVICES - (0.5) %
(1,267)	Thermon Group Holdings, Inc. *	(33,347)
(8,266)	Willbros Group, Inc. *	(102,085)
		(135,432)
	PHARMACEUTICALS - (0.7) %
(1,110)	USANA Health Sciences, Inc. *	(86,735)
(806)	Valeant Pharmaceuticals International, Inc. *	(101,653)
(1,106)	VIVUS, Inc. *	(5,884)
		(194,272)
	REITS - (0.3) %
(3,923)	Host Hotels & Resorts, Inc.	(86,345)

	RETAIL - (3.5) %
(228)	Buffalo Wild Wings, Inc. *	(37,782)
(534)	Burlington Stores, Inc. *	(17,013)
(403)	CarMax, Inc. *	(20,960)
(1,155)	Coach, Inc.	(39,489)
(645)	Conn's, Inc. *	(31,857)
(766)	Costco Wholesale Corp.	(88,213)
(473)	Lululemon Athletica, Inc. *	(19,147)
(1,695)	Lumber Liquidators Holdings, Inc. *	(128,735)
(1,209)	Nordstrom, Inc.	(82,127)
(557)	O'Reilly Automotive, Inc. *	(83,884)
(415)	Panera Bread Co. *	(62,179)
(3,860)	Pier 1 Imports, Inc.	(59,483)
(850)	Restoration Hardware Holdings, Inc. *	(79,093)
(2,956)	Texas Roadhouse, Inc.	(76,856)
(1,354)	Tractor Supply Co.	(81,782)
(923)	Vera Bradley, Inc. *	(20,186)
(1,612)	Williams-Sonoma, Inc.	(115,709)
		(1,044,495)
	SEMICONDUCTORS - (0.5) %
(827)	Cirrus Logic, Inc. *	(18,806)
(4,620)	Intel Corp.	(142,758)
		(161,564)
	SOFTWARE - (0.2) %
(4,076)	Castlight Health, Inc. *	(61,955)
(411)	Rosetta Stone, Inc. *	(3,995)
		(65,950)
	TELECOMMUNICATIONS - (0.1) %
(1,241)	NETGEAR, Inc. *	(43,150)

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares			Fair Value
	TOYS / GAMES / HOBBIES - (0.4) %
(940)	Hasbro, Inc.		$ (49,867)
(1,700)	Mattel, Inc.		(66,249)
			(116,116)
	TRANSPORTATION - (0.3) %
(755)	Kansas City Southern		(81,170)

	TOTAL COMMON STOCKS SOLD SHORT (Proceed - $5,496,868)		(5,647,837)

	EXCHANGE TRADED FUNDS - (3.4) %
	EQUITY FUNDS - (3.4) %
(1,704)	iShares Russell 2000 Growth ETF		(235,868)
(1,906)	iShares Russell 2000 ETF		(226,452)
(2,583)	SPDR S&P 500 ETF Trust		(505,545)
(271)	SPDR Dow Jones Industrial Average ETF Trust		(45,498)
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds -$925,662)		$ (1,013,363)

Number of
Contracts + +		Expiration
	WRITTEN OPTIONS - (0.2) % *
	WRITTEN CALL OPTIONS - (0.2) %
(2)	S & P 500 Index @ $1,904.0	Jul-14	$ (11,462)
(1)	S & P 500 Index @ $1,927.0	Jul-14	(3,551)
(2)	S & P 500 Index @ $1,901.0	Jul-14	(12,192)
(2)	S & P 500 Index @ $1,911.0	Jul-14	(10,398)
(2)	S & P 500 Index @ $1,927.0	Jul-14	(7,948)
(2)	S & P 500 Index @ $1,947.0	Jul-14	(5,012)
(2)	S & P 500 Index @ $1,954.0	Jul-14	(4,540)
(1)	S & P 500 Index @ $1,971.0	Jul-14	(1,369)
(2)	S & P 500 Index @ $1,978.0	Aug-14	(2,244)
(2)	S & P 500 Index @ $1,981.0	Aug-14	(2,206)
(2)	S & P 500 Index @ $1,976.0	Aug-14	(2,758)
(2)	S & P 500 Index @ $1,966.0	Aug-14	(4,022)
(2)	S & P 500 Index @ $1,972.0	Aug-14	(3,466)
(2)	S & P 500 Index @ $1,979.0	Aug-14	(3,138)
	TOTAL WRITTEN OPTION (Proceeds - $39,086)		$ (74,306)

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
*	Non-income producing security
+	All or part of the security was held as collateral for securities sold short as of June 30, 2014.
+ +	Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the excise price.
(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.
(b)

Represents cost for financial reporting purposes. Aggregate cost for federal tax  purposes (including securities sold short and options) is $23,665,566 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 3,645,744
		Unrealized Depreciation:	(694,808)
	Net Unrealized Appreciation:		$ 3,645,744

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investment. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the valuation date. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date.   Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-advisers is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 24,807,908	$ -	$ -	$ 24,807,908
Purchase Options	8,165	-	-	8,165
Short-Term Investments	5,584,999	-	-	5,584,999
Total Investments	$ 30,401,072	$ -	$ -	$ 30,401,072
Liabilities
Securities Sold Short
Common Stock	$ (5,647,837)	$ -	$ -	$ (5,647,837)
Exchange Traded Funds	(1,013,363)	-	-	(1,013,363)
Written Options	(74,306)	-	-	(74,306)
Total Liabilities	$ (6,735,506)	$ -	$ -	$ (6,735,506)

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Ambow Education Holding - ADR	Total
Beginning Balance 9/30/13*	$ (7,029)	$ (7,029)
Total realized gain (loss)	-	-
Appreciation (Depreciation)	5,549	5,549
Cost of Purchases	-	-
Proceeds from Short Sales	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	1,480	1,480
Ending Balance 6/30/14	$ -	$ -

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Common stock investment was based on information relating to a third-party  purchase of certain shares of the applicable security with a share price of $0.6818 per share. The transaction was noted and discussed at the Funds' Fair Valuation Committee ("Committee') meeting. The Committee concluded that the last sale price of $0.9497 was the best price to use to price the security at fair value given the lack of other information In the market place. On May 20, 2014 the stock started to trade, a valuation Committee meeting was held and concluded that the Fund used the price provided by the approved pricing service to price the security.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the period September 30, 2013 to June 30, 2014, were as follows:

	Put Options		Call Options
	Number of	Premiums	Number of	Premiums
Written Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	-	$ -	64	$ 3,934
Options purchased/written	48	1,955	357	209,465
Options closed	(48)	(1,955)	(359)	(124,952)
Options exercised	-	-	-	-
Options expired			(36)	(49,361)
Options outstanding, end of period	-	$ -	26	$ 39,086

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/26/2014

By

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

08/26/2014